Current and long-term debt - 2018 CMB Sale and Leaseback (Details)	1 Months Ended
	May 31, 2020 USD ($) tanker	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) tanker
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,415,326,000	$ 2,552,473,000
2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 141,600,000	$ 125,000,000.0	$ 126,400,000
Sale leaseback transaction, term		8 years
Periodic payment per vessel		$ 400,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		115.00%
2018 CMB Sale and Leaseback [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		4 years
2018 CMB Sale and Leaseback [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		8 years
2018 CMB Sale and Leaseback [Member] | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,100,000
2018 CMB Sale and Leaseback [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.20%
MR [Member] | Vessels [member] | 2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker				6
Sale leaseback transaction, term	3 years 6 months
Periodic payment per vessel	$ 100,000
MR [Member] | Vessels [member] | 2018 CMB Sale and Leaseback [Member] | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	6
Adjustment to interest rate basis	3.10%
STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca [Member] | MR [Member] | Vessels [member] | 2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		6
Consolidated Liquidity Requirement - Scenario One [Member] | 2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | 2018 CMB Sale and Leaseback [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000